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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22960

Eubel Brady & Suttman Mutual Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3406

Date of fiscal year end:      July 31, 2015

Date of reporting period:    October 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2014 (Unaudited)

CORPORATE BONDS - 88.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 20.0%
Burger King Capital Holdings, LLC (a)	1.638%	04/15/19	$500,000	$463,750
Burger King Corp.	9.875%	10/15/18	1,500,000	1,582,500
Gannet Co., Inc.	10.000%	04/01/16	1,206,000	1,338,660
Hanesbrands, Inc.	6.375%	12/15/20	1,400,000	1,485,750
Hyatt Hotels Corp.	3.875%	08/15/16	1,700,000	1,777,498
Sears Holdings Corp.	6.625%	10/15/18	1,600,000	1,472,000
Sherwin-Williams Co.	1.350%	12/15/17	2,000,000	1,990,094
Time Warner Cable, Inc.	6.750%	07/01/18	1,600,000	1,861,122
				11,971,374
Consumer Staples - 5.5%
Altria Group, Inc.	4.125%	09/11/15	1,700,000	1,750,347
Kroger Co. (The)	2.200%	01/15/17	1,500,000	1,531,283
				3,281,630
Energy - 5.8%
Boardwalk Pipelines, LLC	5.875%	11/15/16	1,500,000	1,613,526
CONSOL Energy, Inc.	8.250%	04/01/20	1,800,000	1,899,000
				3,512,526
Financials - 39.8%
American Financial Group, Inc.	9.875%	06/15/19	800,000	1,030,824
American International Group, Inc.	5.050%	10/01/15	1,640,000	1,705,110
Ares Capital Corp., CV	5.750%	02/01/16	1,278,000	1,329,120
Bank of America Corp.	4.500%	04/01/15	1,800,000	1,829,086
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,375,291
Citigroup, Inc.	4.700%	05/29/15	1,800,000	1,842,145
Genworth Holdings, Inc.	6.515%	05/22/18	1,397,000	1,573,149
Goldman Sachs Group, Inc.	3.700%	08/01/15	1,800,000	1,840,115
Jefferies Group, LLC	3.875%	11/09/15	625,000	643,549
Jefferies Group, LLC, CV	3.875%	11/01/29	2,000,000	2,086,250
JPMorgan Chase & Co.	5.250%	05/01/15	1,575,000	1,609,833
Leucadia National Corp.	8.125%	09/15/15	1,500,000	1,588,125
RAIT Financial Trust, CV	4.000%	10/01/33	2,166,000	1,975,121
Redwood Trust, Inc., CV	4.625%	04/15/18	1,675,000	1,663,484
Zions Bancorp.	5.650%	11/15/23	1,700,000	1,748,802
				23,840,004
Health Care - 3.1%
Wellpoint, Inc.	2.375%	02/15/17	1,800,000	1,844,770

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.1% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 11.2%
Avnet, Inc.	6.000%	09/01/15	$1,650,000	$1,716,737
Avnet, Inc.	6.625%	09/15/16	232,000	254,028
Bridgeline Digital, Inc., CV (b)	10.000%	09/30/16	1,000,000	1,000,000
SanDisk Corp., CV	1.500%	08/15/17	1,085,000	2,059,466
Xerox Corp.	4.250%	02/15/15	1,700,000	1,717,612
				6,747,843
Materials - 2.7%
RTI International Metals, Inc., CV	1.625%	10/15/19	1,670,000	1,597,981

Total Corporate Bonds (Cost $51,738,292)				$52,796,128

PREFERRED STOCKS - 1.6%			Shares	Value
DecisionPoint Systems, Inc., 8.00%, Series D, CV			84,532	$591,724
DecisionPoint Systems, Inc., 10.00%, Series E, CV (b)			33,717	337,170
Total Preferred Stocks (Cost $1,168,603)				$928,894

WARRANTS - 5.1%			Shares	Value
Capital One Financial Corp.(c)			13,200	$534,864
First Financial Bancorp(c)			67,850	373,175
Hartford Financial Services Group, Inc.(c)			45,200	1,411,596
Lincoln National Corp.(c)			16,260	752,025
Total Warrants (Cost $1,659,481)				$3,071,660

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 28.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (d) (Cost $16,974,119)	16,974,119	$16,974,119

Total Investments at Value - 123.1% (Cost $71,540,496)		$73,770,801

Liabilities in Excess of Other Assets - (23.1%)		(13,838,739)

Net Assets - 100.0%		$59,932,062

CV -	Convertible Security.

(a)	Annualized yield at time of purchase, not a coupon rate.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $1,337,170 at October 31, 2014, representing 2.2% of net assets (Note 1).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of October 31, 2014.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS - 14.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.375%	04/30/16	$2,200,000	$2,201,890
U.S. Treasury Notes	0.500%	06/15/16	2,200,000	2,205,671
U.S. Treasury Notes	0.625%	08/15/16	2,200,000	2,207,735
U.S. Treasury Notes	0.625%	12/15/16	2,200,000	2,202,407
U.S. Treasury Notes	0.875%	08/15/17	1,320,000	1,320,309
U.S. Treasury Notes	1.500%	08/31/18	2,190,000	2,205,569
Total U.S. Treasury Obligations (Cost $12,375,680)				$12,343,581

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.7%
Federal Home Loan Bank	5.000%	12/09/16	$500,000	$543,874

Federal National Mortgage Association - 4.2%
Federal National Mortgage Association	1.375%	11/15/16	2,200,000	2,233,189
Federal National Mortgage Association	1.250%	01/30/17	1,300,000	1,315,102
				3,548,291

Total U.S. Government Agency Obligations (Cost $4,105,197)				$4,092,165

CORPORATE BONDS - 73.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 17.1%
AutoZone, Inc.	5.500%	11/15/15	$360,000	$377,244
AutoZone, Inc.	6.950%	06/15/16	1,248,000	1,361,926
Burger King Corp.	9.875%	10/15/18	1,475,000	1,556,125
Gannet Co., Inc.	10.000%	04/01/16	160,000	177,600
Hanesbrands, Inc.	6.375%	12/15/20	2,228,000	2,364,465
Hyatt Hotels Corp.	3.875%	08/15/16	1,597,000	1,669,803
Kohl's Corp.	6.250%	12/15/17	726,000	819,106
Safeway, Inc.	3.400%	12/01/16	271,000	273,782
Sherwin-Williams Co.	1.350%	12/15/17	2,930,000	2,915,488
Time Warner Cable, Inc.	6.750%	07/01/18	2,500,000	2,908,003
				14,423,542
Consumer Staples - 5.5%
Altria Group, Inc.	4.125%	09/11/15	2,300,000	2,368,117
Kroger Co. (The)	2.200%	01/15/17	2,200,000	2,245,881
				4,613,998

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 73.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 5.8%
Boardwalk Pipelines, LLC	5.875%	11/15/16	$2,300,000	$2,474,073
CONSOL Energy, Inc.	8.250%	04/01/20	2,270,000	2,394,850
				4,868,923
Financials - 33.3%
Aflac, Inc.	8.500%	05/15/19	1,309,000	1,653,586
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,550,102
American International Group, Inc.	5.050%	10/01/15	2,500,000	2,599,252
Bank of America Corp.	4.500%	04/01/15	2,230,000	2,266,035
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	558,089
Citigroup, Inc.	4.700%	05/29/15	2,210,000	2,261,745
CNA Financial Corp.	5.850%	12/15/14	497,000	499,818
CNA Financial Corp.	6.950%	01/15/18	50,000	57,221
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	317,688
Genworth Holdings, Inc.	6.515%	05/22/18	2,200,000	2,477,400
Goldman Sachs Group, Inc.	3.700%	08/01/15	2,256,000	2,306,277
Hartford Financial Services Group, Inc.	6.300%	03/15/18	158,000	179,761
Jefferies Group LLC	3.875%	11/09/15	3,637,000	3,744,939
JPMorgan Chase & Co.	5.250%	05/01/15	2,235,000	2,284,429
Leucadia National Corp.	8.125%	09/15/15	2,150,000	2,276,313
Lion Connecticut Holdings, Inc.	7.250%	08/15/23	25,000	31,321
Reinsurance Group of America, Inc.	5.625%	03/15/17	287,000	312,932
Weyerhaeuser Co.	6.950%	08/01/17	10,000	11,400
Zions Bancorp.	5.650%	11/15/23	2,600,000	2,674,638
				28,062,946
Health Care - 1.1%
Wellpoint, Inc.	1.250%	09/10/15	935,000	940,283

Industrials - 0.4%
Caterpillar, Inc.	7.900%	12/15/18	301,000	370,227

Information Technology - 10.6%
Avnet, Inc.	6.000%	09/01/15	1,900,000	1,976,849
Avnet, Inc.	6.625%	09/15/16	764,000	836,541
FLIR Systems, Inc.	3.750%	09/01/16	1,112,000	1,161,206
Hewlett-Packard Co.	2.200%	12/01/15	727,000	737,606
Hewlett-Packard Co.	3.000%	09/15/16	1,550,000	1,600,741
Hewlett-Packard Co.	2.600%	09/15/17	47,000	48,165
Xerox Corp.	4.250%	02/15/15	2,500,000	2,525,900
				8,887,008

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 73.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 0.0% (a)
Pennsylvania Electric Co.	6.625%	04/01/19	$15,000	$17,182

Total Corporate Bonds (Cost $61,422,243)				$62,184,109

PREFERRED STOCKS - 2.0%			Shares	Value
MetLife, Inc., 6.50%, Series B			42,761	$1,109,648
RAIT Financial Trust, 7.75%, Series A			25,519	618,836
Total Preferred Stocks (Cost $1,603,917)				$1,728,484

MONEY MARKET FUNDS - 21.3%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (b) (Cost $17,953,614)			17,953,614	$17,953,614

Total Investments at Value - 116.6% (Cost $97,460,651)				$98,301,953

Liabilities in Excess of Other Assets - (16.6%)				(14,013,961)

Net Assets - 100.0%				$84,287,992

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of October 31, 2014.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2014 (Unaudited)

1.  Securities Valuation

Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (the “Funds”) typically use a pricing service to determine the market value of their fixed income securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. If Eubel Brady & Suttman Asset Management, the Funds’ investment advisor (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2014:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$52,796,128	$-	$52,796,128
Preferred Stocks	591,724	337,170	-	928,894
Warrants	3,071,660	-	-	3,071,660
Money Market Funds	16,974,119	-	-	16,974,119
Total	$20,637,503	$53,133,298	$-	$73,770,801

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$12,343,581	$-	$12,343,581
U.S. Government Agency Obligations	-	4,092,165	-	4,092,165
Corporate Bonds	-	62,184,109	-	62,184,109
Preferred Stocks	1,728,484	-	-	1,728,484
Money Market Funds	17,953,614	-	-	17,953,614
Total	$19,682,098	$78,619,855	$-	$98,301,953

As of October 31, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of October 31, 2014.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

The following information is computed on a tax basis for each item as of October 31, 2014:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of portfolio investments	$71,540,496	$97,460,651
Gross unrealized appreciation	$3,065,787	$1,113,515
Gross unrealized depreciation	(835,482)	(272,213)
Net unrealized appreciation on investments	$2,230,305	$841,302

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.  Other Investments and Strategies

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses.  Among these risks are those associated with investments in shares of money market mutual funds and concentration of investments within a particular business sector.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.  As of October 31, 2014, Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund had 28.3% and 21.3%, respectively, of the value of their net assets invested in a single money market mutual fund registered under the Investment Company Act of 1940.

Sector Risk – If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.  As of October 31, 2014, Eubel Brady & Suttman Income and Appreciation Fund had 39.8% of the value of its net assets and Eubel Brady & Suttman Income Fund and 33.3% of the value of its net assets invested in corporate bonds within the Financials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 22, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 22, 2014

* Print the name and title of each signing officer under his or her signature.